Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2019
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Feb. 28, 2019
Entity Inv Company Type	N-1A
Virtus WMC Risk-Managed Alternative Equity ETF | Virtus WMC Risk-Managed Alternative Equity ETF
Risk/Return:
Trading Symbol	VWRM